Other financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current
Equity investments	$ 5,413	$ 4,237
Non-current financial assets	114,309	88,855
Current
Current financial assets	122,084	86,052
Assets at fair value through profit or loss
Non-current
Equity investments	164	145
Other	5,249	4,092
Current
Corporate Bonds	293	665
Mutual funds	2,158	2,055
Government securities		259
Other		150
Current financial assets	2,451	3,129
Assets at amortized cost
Non-current
Related parties	54,693	26,404
Time deposits	14,758	9,856
Corporate bonds	38,591	46,445
Government securities		1,862
Other	854	51
Non-current financial assets	108,896	84,618
Current
Corporate Bonds	49,766	13,943
Related parties	17,444	21,493
Time Deposits	38,519	38,605
Treasury bills		1,232
Government securities	11,928	7,621
Other	1,976	29
Current financial assets	$ 119,633	$ 82,923